PFS Funds
1939 Friendship Drive, Suite C
El Cajon, CA 92020

July 31, 2025

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: PFS Funds (the "Registrant")
      File Nos. 333-94671 and 811-09781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 262, which was filed with the Commission on July 29, 2025, and (ii) that Post-Effective Amendment No. 262 has been filed electronically with the Commission.

Very truly yours,

/s/Jeffrey R. Provence
Jeffrey R. Provence
Secretary and Treasurer